Fair value - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	$ 48,758	$ 34,356
Long-term debt at fair value	3,793,500	4,650,300
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	0	0
Fair value, nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	12,878,000	13,250,400
Goodwill	9,022,100	8,971,700
Identifiable intangible assets, net	$ 3,855,900	$ 4,278,700